Stock-Based Compensation - Summary of Grant-date Fair Value of Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected option life (years)	6 years 1 month 6 days	5 years 7 months 6 days
Risk-free interest rate	3.37%	0.90%
Expected volatility	64.20%	62.84%